Brokerage Commissions and Net Gains (Losses) on Investment Securities (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Brokerage commissions	$ 0	¥ 24	¥ 119	¥ 3,418
Net gains on investment securities	273	22,468	16,656	14,862
Dividends income	54	4,419	4,344	5,072
Brokerage commissions and net gains on investment securities	$ 327	¥ 26,911	¥ 21,119	¥ 23,352